Royalties - Summary of Royalties (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Times	Dec. 31, 2019	Dec. 31, 2018
Range One [member] | Bottom of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 0.00
Range One [member] | Top of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	1,299.99
Range Two [member] | Bottom of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	1,300.00
Range Two [member] | Top of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	1,449.99
Range Three [member] | Bottom of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	1,450.00
Range Three [member] | Top of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	2,299.99
Range Four [member] | Bottom of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 2,300.00
South Africa [member]
Disclosure of information about royalty arrangements [line items]
Royalty in refined minerals, description	The Mineral and Petroleum Resource Royalty Act 2008 (“Royalty Act”) was promulgated on 24 November 2008 and became effective from 1 March 2010. The Royalty Act imposes a royalty on refined (mineral resources that have undergone a comprehensive level of beneficiation such as smelting and refining as defined in Schedule 1 of the Act) and unrefined (mineral resources that have undergone limited beneficiation as defined in Schedule 2 of the Act) minerals payable to the state. The royalty in respect of refined minerals (which include gold refined to 99.5% and above and platinum) is calculated by dividing earnings before interest and taxes (“EBIT”) by the product of 12.5 times gross revenue calculated as a percentage, plus an additional 0.5%. EBIT refers to taxable mining income (with certain exceptions such as no deduction for interest payable and foreign exchange losses) before assessed losses but after capital expenditure. A maximum royalty of 5% has been introduced on refined minerals. The effective rate of royalty tax payable for the year ended 31 December 2020 was 0.5% of mining revenue (2019: 0.5% and 2018: 0.5%) equalling the minimum charge per the formula.
Royalty effective rate	0.50%	0.50%	0.50%
Australia [member]
Disclosure of information about royalty arrangements [line items]
Royalty effective rate	2.50%	2.50%	2.50%
Peru [member]
Disclosure of information about royalty arrangements [line items]
Royalty effective rate	3.90%	3.60%	4.00%
Peru [member] | Bottom of range [member]
Disclosure of information about royalty arrangements [line items]
Royalty rate	1.00%
Peru [member] | Top of range [member]
Disclosure of information about royalty arrangements [line items]
Royalty rate	12.00%
Gold refined minerals [member] | South Africa [member]
Disclosure of information about royalty arrangements [line items]
Gold refining percentage	99.50%
Refined minerals [member] | South Africa [member]
Disclosure of information about royalty arrangements [line items]
Number of times gross revenue | Times	12.5
Additional percentage	0.50%
Refined minerals [member] | South Africa [member] | Top of range [member]
Disclosure of information about royalty arrangements [line items]
Royalty rate	5.00%
Gold royalty [member] | Range One [member]
Disclosure of information about royalty arrangements [line items]
Royalty rate	3.00%
Gold royalty [member] | Range Two [member]
Disclosure of information about royalty arrangements [line items]
Royalty rate	3.50%
Gold royalty [member] | Range Three [member]
Disclosure of information about royalty arrangements [line items]
Royalty rate	4.10%
Gold royalty [member] | Range Four [member]
Disclosure of information about royalty arrangements [line items]
Royalty rate	5.00%
Gold royalty [member] | Australia [member]
Disclosure of information about royalty arrangements [line items]
Royalty rate	2.50%	2.50%	2.50%